17. Suppliers	12 Months Ended
Dec. 31, 2018
Suppliers Abstract
Suppliers

Supplier accounts payable are obligations to pay for goods or services that were purchased in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method. Given the short maturity terms of these obligations, in practice they are usually recognized at the invoice value.

	2018	2017

	4,323,374	3,986,557

Local currency	4,158,599	3,868,603
Suppliers of materials and services (a)	4,027,092	3,649,543
Interconnection (b)	98,060	155,114
Roaming (c)	162	1,051
Co-billing (d)	33,285	62,895

Foreign currency	164,775	117,954
Suppliers of materials and services (a)	137,397	80,869
Roaming (c)	27,378	37,085

Current portion	4,323,374	3,986,557

(a) Represent the amounts to be paid to suppliers for acquisitions of materials and for the provision of services relating to tangible and intangible assets or for consumption in operations, maintenance and management, as provided for in the agreement between the parties.

(b) This refers to the use of the networks of other landline and mobile telephone operators, with calls being initiated from TIM’s network and ending on the networks of other operators.

(c) This refers to calls made by customers outside their registration area, who are therefore considered visitors to other operator networks.

(d) This refers to calls made by a customer who has used another long-distance operator.